MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3:-	MARKETABLE SECURITIES:

At December 31, 2017, the Company held marketable securities classified as available-for-sale securities as follows:

	December 31, 2017
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Certificates of deposits	$11,075	-	$(62)	$11,013
Corporate bonds:		-
Maturing within one year	2,113	-	(10)	2,103
Maturing within between one to five years	19,833	-	(219)	19,614
	21,946	-	(229)	21,717
	$33,021	-	$(291)	$32,730

At December 31, 2016, the Company held marketable securities classified as available-for-sale securities as follows:

	December 31, 2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Certificates of deposits	$22,742	-	$-	$22,742

	$22,742	-	$-	$22,742

All investments with an unrealized loss as of December 31, 2017 are with continuous unrealized losses for less than 12 months .